Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (23,728)	$ (79,068)
Property and equipment, net	46,334	88,463
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,755	$ 14,018
Property and equipment, useful life years	5 years	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 30,734	$ 133,885
Property and equipment, useful life years	4 years	4 years
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23,573	$ 19,628
Property and equipment, useful life years	3 years	3 years